Consolidated Statements of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 64,274	$ 20		$ 35,245	$ (38)	$ 29,047
Balance, shares at Dec. 31, 2011		6,925,088
Exercise of options	277	1		276
Exercise of options, shares	82,338	82,338
Share-based compensation	544			544
Net income	9,871					9,871
Balance at Dec. 31, 2012	74,966	21		36,065	(38)	38,918
Balance, shares at Dec. 31, 2012		7,007,426
Exercise of options	1,893		[1]	1,893
Exercise of options, shares	132,587	132,587
Share-based compensation	668			668
Dividend	(3,913)					(3,913)
Net income	17,077					17,077
Balance at Dec. 31, 2013	90,691	21		38,626	(38)	52,082
Balance, shares at Dec. 31, 2013		7,140,013
Exercise of options	1,353		[1]	1,353
Exercise of options, shares	78,620	78,620
Share-based compensation	1,266			1,266
Dividend	(7,300)					(7,183)
Net income	14,605					14,605
Balance at Dec. 31, 2014	$ 100,732	$ 21		$ 41,245	$ (38)	$ 59,504
Balance, shares at Dec. 31, 2014		7,218,633

[1]	Less than 1 thousand.